UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-0800
Van Kampen Select Sector Municipal Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 190.6%
	Alabama 0.8%
$750	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$684,964
795	Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist Hlth Sys Inc, Ser A	5.000	11/15/30	472,786

				1,157,750

	Alaska 0.4%
1,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	521,620

	Arizona 4.5%
610	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	638,194
915	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/26	948,709
1,750	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	1,091,825
1,700	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	1,427,167
800	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	543,928
750	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/28	760,515
1,500	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	1,081,395

				6,491,733

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon		Maturity	Value

	Arkansas 1.3%
$2,400	Washington Cnty, AR Hosp Rev Regl Med Ctr Rfdg, Ser B	5.000%		02/01/30	$1,833,720

	California 21.6%
5,000	Alameda Corridor Trans Auth CA Conv Cap Apprec Sub Lien Rfdg, Ser A (AMBAC Insd) (b)	0/5.400		10/01/24	3,991,800
1,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000		04/01/39	953,560
300	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election (c)		*	08/01/28	96,705
1,125	California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Rfdg, Ser A	5.250		06/01/45	616,725
1,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950		08/01/23	1,582,092
1,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050		02/01/29	971,124
1,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300		08/01/23	1,033,219
1,300	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450		08/01/28	1,158,222
500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000		07/01/27	353,495
5	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT) (d)	7.800		02/01/28	5,106
475	California St (AMBAC Insd)	5.125		10/01/27	474,976
275	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000		12/01/24	289,271

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000%	12/01/25	$338,769
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	336,006
225	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	229,870
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	329,581
1,250	California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth, Ser A	5.250	07/01/30	812,787
250	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	151,260
200	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	133,228
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (b)	0/5.800	01/15/20	4,921,750
1,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A1	5.750	06/01/47	604,050
510	Los Angeles Cnty, CA Metro Trans Auth Sales Tax Rev Prop C Second Sr Rfdg, Ser A (AMBAC Insd)	5.000	07/01/23	514,136
1,865	Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Rfdg, Ser A (FSA Insd)	5.500	10/01/18	2,141,579
250	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (e)	5.500	03/01/18	206,973

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (MBIA Insd)	5.500%	11/01/35	$3,152,205
1,500	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000	07/01/47	1,154,715
450	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg Second, Ser A4 (AMT) (d)	6.500	05/01/19	470,525
1,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bds, Ser A1	5.375	06/01/38	579,780
2,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.000	06/01/37	1,099,180
5,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.125	06/01/46	2,672,650

				31,375,339

	Colorado 7.0%
5,000	Colorado Ed & Cultural Fac Charter Sch Proj (Syncora Gtd)	5.500	05/01/36	4,659,700
400	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	212,152
1,725	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C5 (FSA Insd) (a)	5.000	09/01/36	1,502,095
1,000	Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj (Prerefunded @ 9/01/11)	6.500	09/01/20	1,132,220
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,150,410

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,500	Montrose, CO Mem Hosp	6.000%	12/01/33	$1,141,185
750	Salida, CO Hosp Dist Rev	5.250	10/01/36	373,260

				10,171,022

	Connecticut 0.8%
1,375	Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Proj Rfdg (Syncora Gtd) (AMT)	5.100	09/01/37	1,041,645
225	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (e)	5.500	09/01/36	135,533

				1,177,178

	District of Columbia 0.5%
275	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	271,843
550	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	529,955

				801,798

	Florida 5.7%
150	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	87,607
645	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	451,500
105	Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd)	5.950	07/01/20	110,125
350	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	297,728

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$775	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500%	10/01/38	$662,815
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (d)	5.000	12/01/34	303,483
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (d)	5.150	09/01/25	297,249
250	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $250,000) (f)	6.800	05/01/38	155,992
150	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $150,000) (f)	6.900	05/01/17	117,606
600	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	361,938
215	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	125,577
400	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	287,164
2,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (MBIA Insd)	5.000	07/01/40	1,846,925
1,100	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (d)	5.350	03/15/42	1,134,727
250	Seminole Tribe, FL Spl Oblig Rev, Ser A (e)	5.750	10/01/22	189,283
345	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	179,997

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$300	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200%	05/01/35	$229,038
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	204,783
500	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	315,680
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	827,790
200	World Comm Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	82,824

				8,269,831

	Georgia 3.7%
1,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	1,199,462
1,425	Georgia Muni Elec Auth Pwr Rev Rfdg, Ser A (FGIC Insd) (g)	5.500	01/01/12	1,529,082
1,870	Georgia Muni Elec Auth Pwr Rev, Ser A (FGIC Insd)	5.500	01/01/12	2,031,362
600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	600,654

				5,360,560

	Idaho 0.6%
250	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	266,995
400	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	408,680
335	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (h)	6.125	11/15/27	230,882

				906,557

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois 12.8%
$500	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600%	01/01/23	$372,485
2,750	Chicago, IL Brd of Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	2,773,238
2,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (MBIA Insd) (AMT)	5.375	01/01/32	1,679,400
2,540	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser A (AMBAC Insd) (AMT)	5.375	01/01/32	2,132,838
1,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	1,314,537
1,425	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	1,487,842
285	Cook Cnty, IL Sch Dist No. 100 Berwyn South (FSA Insd)	8.100	12/01/15	381,119
750	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	742,485
1,000	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	639,040
2,000	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	1,634,080
3,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (FSA Insd)	5.500	05/15/24	2,978,310
1,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007A	5.500	08/01/37	693,850
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	917,372
625	Pekin, IL Mtg Rev United Auto Workers Inc Proj, Ser A (GNMA Collateralized)	5.250	05/20/34	613,787

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$225	Will Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000%	12/01/42	$163,447

				18,523,830

	Indiana 5.9%
3,340	East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg (AMBAC Insd)	6.250	01/05/16	3,706,999
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr, Ser B6 (a)	5.000	11/15/36	3,995,445
1,000	Indiana St Dev Fin Auth Rev Rfdg (AMT)	5.950	08/01/30	841,830

				8,544,274

	Iowa 7.2%
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,013,985
1,515	Des Moines, IA Pub Pkg Sys Rev, Ser A (MBIA Insd)	5.750	06/01/14	1,579,660
125	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	77,861
2,500	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,382,325
8,980	Xenia Rural Wtr Dist IA Wtr Rev (CIFG Insd)	4.500	12/01/41	6,365,743

				10,419,574

	Kansas 3.7%
700	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (Syncora Gtd) (d)	5.000	12/01/23	718,473

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (MBIA Insd)	5.250%	10/01/21	$74,836
250	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	151,198
1,500	Overland Pk, KS Dev Corp Rev First Tier, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	1,681,530
3,500	Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg (MBIA Insd)	5.300	06/01/31	2,766,295

				5,392,332

	Kentucky 1.1%
600	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A1 (AGL Insd)	5.750	12/01/28	605,556
1,405	Louisville & Jefferson Cntys, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	1,026,198

				1,631,754

	Louisiana 2.5%
372	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	281,459
860	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375	10/20/39	757,686
2,000	New Orleans, LA Rfdg (FGIC Insd)	5.500	12/01/21	1,872,920

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (d)	5.250%	11/01/37	$717,607

				3,629,672

	Maryland 2.7%
425	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	276,875
800	Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury, Ser A	6.000	06/01/19	683,520
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,389,640
1,150	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	847,872
1,000	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	754,400

				3,952,307

	Massachusetts 4.0%
225	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	120,058
2,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (MBIA Insd)	5.625	01/01/15	2,038,200
1,300	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	864,383
1,705	Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys, Ser C (Connie Lee Insd)	7.000	07/01/09	1,732,024

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,145	Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT) (h)	6.750%	12/01/20	$1,078,247

				5,832,912

	Michigan 2.4%
500	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (FSA Insd)	5.000	07/01/26	452,665
950	Kent Hosp Fin Auth MI Rev Met Hosp Proj, Ser A	5.250	07/01/30	604,903
780	Kent Hosp Fin Auth MI Rev Met Hosp Proj, Ser A	6.250	07/01/40	535,681
325	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (d)	5.250	01/15/47	336,814
225	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (d)	5.500	01/15/47	235,145
2,250	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,324,057

				3,489,265

	Minnesota 1.0%
650	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	682,260
450	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	462,663
100	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	76,830
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	163,595

				1,385,348

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi 1.0%
$1,750	Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition, Ser A2 (AMBAC Insd)	5.000%	07/01/24	$1,417,290

	Missouri 4.9%
205	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	175,267
500	Cass Cnty, MO Hosp Rev	5.625	05/01/38	315,660
1,375	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	966,034
3,855	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM Hlthcare Rfdg, Ser AA (MBIA Insd) (g)	6.400	06/01/10	4,147,248
1,250	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	1,305,912
250	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	168,342

				7,078,463

	Nebraska 0.7%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	1,006,540

	Nevada 1.1%
1,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	667,810

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$20	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750%	09/01/36	$14,197
1,000	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	949,860

				1,631,867

	New Hampshire 0.2%
275	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (d)	7.125	07/01/27	275,696

	New Jersey 2.8%
1,000	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	714,090
700	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	523,670
2,500	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc Proj, Ser A (FGIC Insd) (AMT)	6.875	11/01/34	2,143,075
1,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	659,420

				4,040,255

	New Mexico 2.3%
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (f)	5.000	09/01/18	1,567,500
1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (f)	5.500	09/01/23	1,272,763

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (continued)
$500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375%	08/01/32	$517,640

				3,357,903

	New York 16.3%
2,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam At Harborside, Ser A	6.500	01/01/27	1,515,060
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam At Harborside, Ser A	6.700	01/01/43	1,907,262
1,500	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser A (AMT)	5.500	11/01/34	1,328,820
5	New York City, Ser C	7.250	08/15/24	5,024
1,700	New York City, Ser I1 (a)	5.000	02/01/26	1,667,589
1,500	New York St Dorm Auth Rev Mt Sinai NYU Hlth	5.500	07/01/26	1,345,590
1,000	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/26	618,790
2,000	New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg, Ser N	5.750	02/15/18	2,132,160
675	New York St Mtg Agy Rev, Ser 101 (AMT)	5.400	04/01/32	618,293
6,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	6,799,709
6,300	Port Auth NY & NJ Cons 152nd (a)	5.000	11/01/28	5,649,998
200	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	115,172

				23,703,467

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina 2.4%
$3,000	Charlotte, NC Ctf Partn Convention Fac Proj Rfdg, Ser A	5.500%	08/01/19	$3,346,650
300	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	202,860

				3,549,510

	Ohio 8.9%
1,600	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	5.750	06/01/34	954,064
10,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	6.500	06/01/47	6,239,900
1,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	945,170
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	1,036,822
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000	02/01/24	1,036,822
1,125	Lorain Cnty, OH Hosp Rev Rfdg Catholic, Ser C (FSA Insd) (a)	5.000	04/01/24	1,110,583
375	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT) (g)	6.000	05/15/11	370,826
1,650	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT)	6.375	11/15/32	1,161,913

				12,856,100

	Oklahoma 1.9%
500	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	371,090

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon		Maturity	Value

	Oklahoma (continued)
$1,000	Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (FSA Insd)		*	02/01/31	$280,000
2,000	Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) (Prerefunded @ 11/01/09)	6.250%		11/01/22	2,126,780

					2,777,870

	Pennsylvania 0.2%
375	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT) (d)	6.750		12/01/36	279,401

	South Carolina 12.1%
2,420	Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area (MBIA Insd)	5.500		06/01/20	2,633,008
10,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250		12/01/25	10,039,750
3,000	Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth	5.000		12/01/30	2,760,390
300	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.625		05/01/42	173,637
1,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200		11/01/27	1,498,095
250	South Carolina Jobs Econ Dev Auth Rev Woodlands At Furman Proj, Ser A	6.000		11/15/42	145,545

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$385	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000%	06/01/18	$367,005

				17,617,430

	South Dakota 0.9%
1,250	South Dakota St Hlth & Ed Fac Auth Rev Children’s Care Hosp Rfdg (Prerefunded @ 11/01/09)	6.125	11/01/29	1,314,925

	Tennessee 5.1%
1,250	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser B	6.000	10/01/35	823,325
1,500	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	1,752,990
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth Rfdg, Ser A (MBIA-IBC Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,146,760
750	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth, Ser A	5.500	07/01/36	511,372
1,300	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	1,255,098
3,000	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj, Ser C	5.250	09/01/26	1,992,990

				7,482,535

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas 19.0%
$575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850%	04/01/21	$432,193
3,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (e)	5.750	01/01/34	1,812,210
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (FSA Insd) (AMT)	5.500	11/01/21	1,984,800
225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	5.750	11/01/18	226,366
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	6.000	11/01/23	500,390
1,900	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	1,787,387
300	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	315,126
5,000	Harris Cnty, TX Hlth Fac Dev Corp Rev Christus Hlth, Ser A5 (FSA Insd) (d)(i)	3.070	07/01/36	5,000,000
3,000	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (FSA Insd) (a)	5.000	11/15/36	2,916,465
1,200	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	1,161,402
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (d)	5.600	03/01/27	1,064,550
500	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	522,950

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,000	North Cent, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250%	08/15/32	$1,581,560
600	North TX Twy Auth Rev Rfdg Sys First Tier Put, Ser L2 (d)	6.000	01/01/38	614,658
540	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	518,427
360	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	364,439
1,000	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	903,940
1,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	988,923
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	751,350
1,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	1,265,220
2,215	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	2,258,946
1,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	664,630

				27,635,932

	Virginia 1.9%
1,000	Richmond, VA Indl Dev Auth Govt Fac Rev Bds (AMBAC Insd)	5.000	07/15/15	1,104,380

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$1,400	Tobacco Settlement Fin Corp VA Asset Bk	5.500%	06/01/26	$1,590,330

				2,694,710

	Washington 10.2%
1,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (d)	5.600	01/01/36	1,339,770
1,370	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/18	1,467,393
1,000	Grant Cnty, WA Pub Util Dist No 002 Wanapum Hydro Elec Rev Rfdg, Ser B (MBIA Insd) (AMT)	5.375	01/01/18	1,002,210
3,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	2,143,440
5,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)	5.250	09/01/33	4,774,050
560	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/07/08, Cost $560,000) (f)(h)	6.000	01/01/27	445,083
600	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	351,264
3,000	Washington St, Ser B	5.500	05/01/18	3,362,460

				14,885,670

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia 1.4%
$1,750	Harrison Cnty, WV Cmnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500%	10/15/37	$1,323,858
400	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	332,404
500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	400,370

				2,056,632

	Wisconsin 3.3%
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	986,980
1,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	1,044,362
1,205	Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd) (Prerefunded @ 5/15/10)	6.150	05/15/25	1,288,266
1,700	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd) (a)	5.000	08/01/34	1,469,531

				4,789,139

	Puerto Rico 3.8%
4,800	Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev, Ser Y (FSA Insd) (c)	6.250	07/01/21	5,468,016

	Total Long-Term Investments 190.6%
	(Cost $316,370,893)			276,787,727

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued

Description	Value

Short-Term Investments 6.7%
Municipal Bonds 6.7%
California Ed Fac Auth Rev Chapman Univ, Ser B ($4,100,000 par, coupon 0.300%, 10/01/26 maturity) (LOC: Bank of America) (d) (i)	$4,100,000
Clarksville, TN Pub Bldg Auth Rev Met Govt Nashville & Davidson ($1,585,000 par, coupon 0.400%, 07/01/26 maturity) (LOC: Bank of America) (d) (i)	1,585,000
Cuyahoga Cnty, OH Rev Cleveland Clinic Sub, Ser B1 ($1,300,000 par, coupon 0.550%, 01/01/39 maturity) (SPA: JPMorgan Chase & Co.) (d) (i)	1,300,000
Gainesville, FL Util Sys Rev, Ser A ($1,200,000 par, coupon 0.750%, 10/01/26 maturity) (SPA: SunTrust Bank) (d) (i)	1,200,000
Virginia Small Business Fin Auth Hosp Rev Carilion Clinic Oblig, Ser B ($1,500,000 par, coupon 0.400%, 07/01/42 maturity) (SPA: Bank of America) (d) (i)	1,500,000

Total Short-Term Investments 6.7%
(Cost $9,685,000)	9,685,000

Total Investments 197.3%
(Cost $326,055,893)	286,472,727

Liability for Floating Rate Note Obligations Related to Securities Held (25.7%)
(Cost ($37,365,000))
$(37,365) Notes with interest rates ranging from 0.41% to 2.28% at January 31, 2009 and contractual maturities of collateral ranging from 2023 to 2039 (j)	(37,365,000)

Total Net Investments 171.6%
(Cost $288,690,893)	249,107,727

Liabilities in Excess of Other Assets (0.5%)	(656,653)

Preferred Shares (including accrued distributions) (71.1%)	(103,238,029)

Net Assets Applicable to Common Shares 100.0%	$145,213,045

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(c)	Security purchased on a when-issued, delayed delivery basis or forward commitment basis.

(d)	Variable Rate Coupon

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.5% of net assets applicable to common shares.

(g)	Escrowed to Maturity

(h)	Security has been deemed illiquid.

(i)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(j)	Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2009.

Van Kampen Select Sector Municipal Trust
Portfolio of Investments ▪ January 31, 2009 (Unaudited) continued
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corp.
MBIA-IBC — MBIA Insured Bond Certificates
SPA — Standby Purchase Agreement
Syncora—Syncora Guarantee Inc.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$-0-
Level 2 - Other Significant Observable Inputs	286,472,727
Level 3 - Significant Unobservable Inputs	-0-

Total	$286,472,727

Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Select Sector Municipal Trust

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 19, 2009